Subsequent Events (Details Textual) (Sino-America Gaming Investment Group, LLC [Member], Subsequent Event [Member])	0 Months Ended
Sep. 05, 2014
Sino-America Gaming Investment Group, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	11,242,002